Annual Total Returns	12 Months Ended
Dec. 31, 2024
USCF Sustainable Battery Metals Strategy Fund | USCF Sustainable Battery Metals Strategy Fund
Prospectus [Line Items]
Annual Return [Percent]	1.86%